Stockholders' Equity - Narrative - Convertible Stock (Detail) - Advisor [Member] - Convertible Stock [Member] - USD ($)		6 Months Ended	12 Months Ended
	Aug. 22, 2013	Jun. 30, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Issuance of common stock (in shares)	1,000
Issuance of common stock	$ 1,000
Aggregate percentage of cumulative, non-compounded, annual return on the original issue price added to total distributions qualifying for conversion of stock		6.00%	6.00%
Convertible stock redemption price (in dollars per share)		$ 1.00	$ 1.00
Convertible stock, conversion basis, multiplier			0.0010
Convertible stock, percentage applied to the excess of enterprise value, including distributions to date		15.00%	15.00%
Private Placement [Member]
Class of Stock [Line Items]
Issuance of common stock (in shares)		1,000	1,000
Issuance of common stock		$ 1,000	$ 1,000